Equity (Details)					1 Months Ended			6 Months Ended
		Sep. 01, 2021 $ / shares shares	Jan. 08, 2021 $ / shares	Jul. 10, 2018 $ / shares shares	Feb. 19, 2021 $ / shares shares	Mar. 30, 2020 shares	Dec. 31, 2018 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	May 04, 2022 $ / shares	Dec. 31, 2021 shares	Nov. 09, 2021 $ / shares shares	May 21, 2021 $ / shares shares	Jan. 04, 2021 shares	Dec. 31, 2020 shares	Sep. 27, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Equity (Details) [Line Items]
Ordinary shares authorized		22,500,000			336,001			531,005			33,333,334	40,000,000	1,327,514		500,000,000
Share price per share | (per share)				$ 0.01			$ 0.0001								$ 0.0001
Share capital				380,000
Divided shares				38,000,000
Ordinary shares issued							318,601,222
Ordinary share price | $ / shares							$ 0.0001	$ 90
Converted ordinary shares						48,391,607
Transaction description								In connection with the Business Combination, on February 28, 2020, March 19, 2020 and March 26, 2020, three unrelated investors agreed to invest US$6,000, US$4,000 and US$6,000, respectively, to purchase shares of the Company. The two $6,000 financings were completed on March 30, 2020, and the US$4,000 financing was terminated on April 14, 2020 as the investor failed to pay the purchase price by the agreed deadline.
Ordinary shares issued						3,050,701		11,371,444		11,371,444
Ordinary shares, outstanding						3,050,701		11,404,332		11,404,332
Issued and outstanding ordinary shares percentage								1.00%
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.0001							$ 0.003		$ 0.0001	$ 0.0001
Purchase price per share (in Dollars per share) | $ / shares		$ 0.3									$ 0.6	1
Warrant outstanding														12,705,000
Reduced exercise price (in Dollars per share) | $ / shares			$ 1.4					$ 0.3
Warrant description		the Company offered 22,500,000 ordinary shares, par value US$0.0001 per share at a purchase price of US$0.30 per share. The Company also offered 177,500,000 pre-funded warrants to purchase 177,500,000 ordinary shares, exercisable at an exercise price of $0.0001 per share (the “Pre-funded Warrants”, each a “Pre-funded Warrant”), to those purchasers whose purchase of ordinary shares in the offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding ordinary shares immediately following the consummation of the offering. The purchase price of each Pre-funded Warrant is $0.2999, which equals the price per ordinary share being sold to the public in this offering, minus $0.0001. The Pre-funded Warrants became immediately exercisable upon issuance and may be exercised at any time until all of the Pre-funded Warrants are exercised in full						The Company raised $6,192,286.80 in gross proceeds from the cash exercise of 4,423,062 warrants of the Company as part of the tender offer. In addition, 2,629,812 warrants to purchase ordinary shares of the Company were validly tendered for cashless exercise, resulting in the issuance of 1,364,512 ordinary shares of the Company. The Company offered its existing loyal warrant holders the opportunity to exercise their warrants at $1.40 from the initial warrant exercise price at $11.50. Approximately 55.5% of the Company’s outstanding warrants were exercised in the tender offer.
Agent fees (in Dollars) | $								$ 5,730,000
Purchase of warrants					336,001
Exercise price (in Dollars per share) | $ / shares					$ 2.5
Warrant exercise price (in Dollars per share) | $ / shares												$ 1
Warrants exercise price increase (in Dollars per share) | $ / shares								$ 9
First anniversary [Member]
Equity (Details) [Line Items]
Issued and outstanding ordinary shares percentage								1.00%
Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares issued	[1]							32,888
Warrant [Member]
Equity (Details) [Line Items]
Ordinary shares authorized												40,000,000
Ordinary share par value (in Dollars per share) | $ / shares												$ 0.0001
Purchase price per share (in Dollars per share) | $ / shares												1
Minimum [Member]
Equity (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares								$ 3				1
Maximum [Member]
Equity (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares								11.5				$ 2.5
Warrant [Member]
Equity (Details) [Line Items]
Warrants exercise price increase (in Dollars per share) | $ / shares								$ 345
Meten International [Member]
Equity (Details) [Line Items]
Ordinary shares authorized							500,000,000									500,000,000
Share price per share | $ / shares				$ 0.01
Ordinary shares				47,035
Ordinary share price | $ / shares																$ 0.01
Repurchased ordinary shares							47,035									47,035
Meten International [Member] | Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary share price | $ / shares																$ 0.01
Merger agreement [Member]
Equity (Details) [Line Items]
Total ordinary shares						318,601,222
EdtechX [Member]
Equity (Details) [Line Items]
Total ordinary shares						1,971,505
Investment cost (in Dollars) | $								$ 20,000
Share purchase								2,000,000

[1]	Retrospectively restated due to thirty for one reverse stock split, see Note 21